WARRANTS (Details)	12 Months Ended
	Jun. 30, 2025 D $ / shares shares	Jun. 30, 2024 $ / shares shares
WARRANTS
Price of the entity's common stock (in dollars per share)	$ 990
Issue price per share (in dollars per share)	$ 552
Equity proceeds	60.00%
Trading days for determining volume weighted average price | D	20
Exercise price per share (in dollars per share)	$ 570
Warrant percentage	115.00%
Market value percentage	165.00%
Public Warrants
WARRANTS
Public warrants outstanding (in shares) | shares	20,125,000	20,125,000
Number of shares called by each warrant | shares	0.5	0.5
Number of days within which the registration statement should be declared effective	120 days
Expire term	5 years
Redemption price per warrant (in dollars per share)	$ 0.6
Notice period redemption	30 days
Price of the entity's common stock (in dollars per share)	$ 990
Threshold number of specified trading days | D	20
Threshold consecutive number of specified trading days | D	30
Public Warrants | Post Reverse Split
WARRANTS
Warrant exercise price (in dollars per share)	$ 690	$ 690
Private Warrants
WARRANTS
Public warrants outstanding (in shares) | shares	6,153,125	6,153,125
Number of shares called by each warrant | shares	1
Private Warrants | Post Reverse Split
WARRANTS
Warrant exercise price (in dollars per share)	$ 690